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RTET/INTER/SEMI-ANNUAL 11/00

                                     [LOGO]

                                 SEMI-ANNUAL REPORT

        INTERSTATE TAX-EXEMPT FUND

                                 NOVEMBER 30, 2000

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (Unaudited)

 Principal                                                                   Value
  Amount     TAX-EXEMPT OBLIGATIONS--100.8%                                (Note 1)
 ---------   ------------------------------                                --------
             ALABAMA--2.4%
$7,200,000   Daphne-Villa Mercy Care Facility Mercy Medical Project
             Pooled Loan Program, 4.15%, 12/1/30 (a).................  $       7,200,000
                                                                       -----------------
             ARIZONA--1.6%
 1,100,000   Casa Grande Arizona IDA for Mayville Metal, 4.40%,
             7/1/15 (a)..............................................          1,100,000
 1,000,000   Apache County IDA for Tucson Electric Power Company,
             4.20%, 12/1/20 (a)......................................          1,000,000
 1,100,000   Arizona Health Facilities Authority, 4.35%, 10/1/15
             (a).....................................................          1,100,000
   540,000   Avondale IDA for National Health Investors Project,
             4.25%, 12/1/14 (a)......................................            540,000
   700,000   Pima County Arizona IDA for Tucson Electric, 4.15%,
             12/1/22 (a).............................................            700,000
   500,000   Tucson Arizona Airport Authority GO, 5.10%, 6/1/01
             (b).....................................................            501,801
                                                                       -----------------
                                                                               4,941,801
                                                                       -----------------
             CALIFORNIA--0.6%
   500,000   Fremont California Public Finance Authority, 3.95%,
             8/1/28 (a)..............................................            500,000
 1,100,000   Southern California Public Power Authority, 3.70%,
             7/1/23 (a)..............................................          1,100,000
   300,000   Wateruse Finance Authority, 3.90%, 5/1/28 (a)...........            300,000
                                                                       -----------------
                                                                               1,900,000
                                                                       -----------------
             COLORADO--0.7%
   900,000   Broomfield IDA for Buckeye Investments Project, 4.25%,
             12/1/09 (a).............................................            900,000
   850,000   Denver County Airport, Series B, 4.20%, 12/1/20 (a).....            850,000
   400,000   Eagle County Smith Creek Metropolitan District, 4.20%,
             10/1/35 (a).............................................            400,000
                                                                       -----------------
                                                                               2,150,000
                                                                       -----------------
             CONNECTICUT--3.0%
 3,100,000   Connecticut State Series B, 4.00%, 5/15/14 (a)..........          3,100,000
 1,000,000   Connecticut EDC for Allen Group, 4.50%, 2/1/13 (a)......          1,000,000
 1,055,000   Connecticut EDC for Independent Living Corp., 3.90%,
             7/1/15 (a)..............................................          1,055,000
   500,000   Connecticut HEFA for Hotchkiss School Series A, 3.80%,
             7/1/03 (a)..............................................            500,000
 1,900,000   Connecticut Special Tax Transportation Infrastructure
             Series 1 Revenue Bonds, 4.05%, 9/1/20 (a)...............          1,900,000
   100,000   Connecticut Special Tax Transportation Infrastructure
             Second Lien Revenue Bonds, 3.90%, 12/1/10 (a)...........            100,000
 1,600,000   Hartford Redev. Agency MFH for Underwood Towers Project,
             4.00%, 6/1/20 (a).......................................          1,600,000
                                                                       -----------------
                                                                               9,255,000
                                                                       -----------------
             DELAWARE--0.3%
 1,000,000   Delaware Transportation Authority prefunded 7/1/01@ 100,
             6.00% (b)...............................................          1,009,289
                                                                       -----------------
             FLORIDA--7.4%
 2,375,000   Dade County IDA for Dolphin Stadium Project, 4.00%,
             1/1/16 (a)..............................................          2,375,000
 1,300,000   Florida Dept. of General Services Environmental
             Prevention GO, 5.00%, 7/1/01 (b)........................          1,305,159
 2,500,000   Florida HFA for MFH Buena Vista 4.30%, 11/1/07 (a)......          2,500,000
   400,000   Florida HFA for MFH Lake Series 84, 4.80%, 6/1/07 (a)...            400,000
    10,000   Gulf Breeze, Series C Revenue Bonds, 4.10%, 12/1/15
             (a).....................................................             10,000
    55,000   Lee County IDA HCF for Cypress Cove, 4.05%, 10/1/04
             (a).....................................................             55,000
 1,500,000   Orange County Lake Highland Prep School, 4.20%, 10/1/18
             (a).....................................................          1,500,000
             FLORIDA (continued)
$1,000,000   Orange HFAR for Adventist Health Systems, 4.20%,
             11/15/14 (a)............................................  $       1,000,000

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (Unaudited) (Continued)

Principal                                                                   Value
  Amount     TAX-EXEMPT OBLIGATIONS--100.8% (Continued)                    (Note 1)
---------    ------------------------------------------                    --------
   700,000   Palm Beach Norton Gallery, 4.10%, 5/1/30 (a)............            700,000
 5,000,000   Saint Johns Development Authority Healthcare Glenmoor,
             4.05%, 1/1/07 (a).......................................          5,000,000
   600,000   Sarasota County HFAR for Healthcare -- Bay Village,
             4.25%, 12/1/23 (a)......................................            600,000
   200,000   Sunshine State Governmental Finance Commission, 4.20%,
             7/1/16 (a)..............................................            200,000
 2,500,000   Volusia Easter Seal Society, 4.30%, 9/1/21 (a)..........          2,500,000
 4,415,000   Volusia HFA for Southwest Volusia, 4.15%, 11/15/23
             (a).....................................................          4,415,000
                                                                       -----------------
                                                                              22,560,159
                                                                       -----------------
             GEORGIA--5.1%
 5,000,000   Burke EDC for Pollution Control, 4.15%, 12/7/00 (b).....          5,000,000
   400,000   Clayton HFA for MFH for Huntington Woods, 4.20%, 1/1/21
             (a).....................................................            400,000
 2,300,000   Fulton DFA for Alfred & Adele Davis, 4.20%, 12/1/19
             (a).....................................................          2,300,000
 1,495,237   Georgia Muni. Assoc. Pool Bd. COP, 4.20%, 12/15/20
             (a).....................................................          1,495,237
 3,250,000   Macon-Bibb IDA for I75 Business Park & Airport, 4.20%,
             7/1/20 (a)..............................................          3,250,000
 3,050,000   Municipal Electric Authority of Georgia, 4.20%, 12/6/00
             (b).....................................................          3,050,000
                                                                       -----------------
                                                                              15,495,237
                                                                       -----------------
             ILLINOIS--5.4%
 1,000,000   Chicago Equipment Notes, BAN, 4.375%, 10/4/01 (b).......          1,000,000
 2,500,000   Illinois DFA for Shakespeare Project, 4.17%, 1/1/19
             (a).....................................................          2,500,000
 2,000,000   Illinois EFA, 4.40%, 3/8/01 (a).........................          2,000,000
 1,000,000   Illinois EFA for Columbia College, 4.15%, 6/1/30 (a)....          1,000,000
 1,400,000   Illinois EFA for Lake County Family YMCA, 4.15%, 11/1/30
             (a).....................................................          1,400,000
 1,400,000   Illinois EFA for Lake Forest Open Lands, 4.15%, 8/1/33
             (a).....................................................          1,400,000
 1,000,000   Illinois HFAR Series F, 4.10%, 8/1/15 (a)...............          1,000,000
 2,900,000   Illinois HFAR, 4.30%, 10/1/15 (a).......................          2,900,000
   700,000   Illinois HFAR for Swedish Covenant Series A, 4.15%,
             8/15/27 (a).............................................            700,000
   700,000   Illinois Toll Highway Authority Series B, 4.05%, 1/1/16
             (a).....................................................            700,000
   200,000   Naperville Illinois for Heritage YMCA Group, 4.20%,
             12/1/29 (a).............................................            200,000
 1,525,000   Streamwood IDA for Olde Church Centre Project, 4.55%,
             12/1/14 (a).............................................          1,525,000
                                                                       -----------------
                                                                              16,325,000
                                                                       -----------------
             IOWA--0.8%
 1,000,000   Des Moines HFAR for Iowa Methodist Medical Center
             Project, 4.15%, 8/1/15 (a)..............................          1,000,000
 1,315,000   Polk County Hospital Equipment Revenue, 4.30%, 12/1/02
             (a).....................................................          1,315,000
                                                                       -----------------
                                                                               2,315,000
                                                                       -----------------
             INDIANA--2.9%
 5,000,000   Indiana Bond Bank GO BAN, Series A-2, 4.75%, 1/18/01....          5,003,791
 1,930,000   Indiana HFAR for Mental Health & Rehab, 4.05%, 11/1/20
             (a).....................................................          1,930,000
 1,500,000   Indiana TFA GO Series A, 5.00%, 6/1/01 (b)..............          1,501,570
   500,000   Logansport EDA for Modine Mfg. Project, 4.30%, 1/1/08
             (a).....................................................            500,000
                                                                       -----------------
                                                                               8,935,361
                                                                       -----------------
             KENTUCKY--2.2%
$1,500,000   Ashland Pollution Control Ashland Oil Inc., 3.90%,
             4/1/09 (a)..............................................  $       1,500,000

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (Unaudited) (Continued)

Principal                                                                   Value
  Amount     TAX-EXEMPT OBLIGATIONS--100.8% (Continued)                    (Note 1)
---------    ------------------------------------------                    --------
   840,000   Covington IDR for Baptist Convalescent, 4.40%, 4/1/19
             (a).....................................................            840,000
 2,000,000   Kentucky Asset/Liability Series B, 5.00%, 6/27/01.......          2,007,402
 2,235,000   Lexington Fayette Urban Residential Facilities for
             Richmond Place Assoc. Project, 4.35%, 4/1/15 (a)........          2,235,000
                                                                       -----------------
                                                                               6,582,402
                                                                       -----------------
             MAINE--0.5%
 1,615,000   Maine HEFA Series A, 4.15%, 7/1/22 (a)..................          1,615,000
             MARYLAND--0.8%
   600,000   Baltimore IDA for Baltimore Cap Acquisition, 4.10%,
             8/1/16 (a)..............................................            600,000
   800,000   Maryland Health & Higher Education Auth. for Hospital
             Closure Issue, Series A, 4.15%, 11/1/49 (a).............            800,000
 1,000,000   Maryland Health & Higher Education Auth. for Pooled Loan
             Program, Series A, 4.10%, 4/1/35 (a)....................          1,000,000
                                                                       -----------------
                                                                               2,400,000
                                                                       -----------------
             MASSACHUSETTS--5.9%
 1,866,552   Andover BAN, 5.00%, 12/29/00............................          1,867,389
   100,000   Boston WSR Series A, 3.95%, 11/1/24 (a).................            100,000
 1,500,000   Lee BAN, 4.75%, 10/17/01................................          1,505,037
 3,755,100   Marlborough BAN, 5.00%, 6/22/01.........................          3,763,477
 1,500,000   Massachusetts Bay Transit Authority Series B, 7.875%
             prefunded 3/1/01 @ 102 (b)..............................          1,542,704
   600,000   Massachusetts DFA for Edgewood Retirement Series B,
             3.90%, 5/15/37 (a)......................................            600,000
   300,000   Massachusetts DFA for Elder Hostel Inc., 4.00%, 8/1/30
             (a).....................................................            300,000
   200,000   Massachusetts DFA for New Bedford Whaling Museum, 4.05%,
             9/1/29 (a)..............................................            200,000
   500,000   Massachusetts GO Series 97B, 5.00%, 1/1/01 (b)..........            500,295
 1,200,000   Massachusetts GO Series A, 3.85%, 9/1/16 (a)............          1,200,000
 1,000,000   Massachusetts HEFA for Capital Asset Program, 4.05%,
             1/1/01 (a)..............................................          1,000,000
   485,000   Massachusetts HEFA for Endicott College Series B, 4.10%,
             10/1/18 (a).............................................            485,000
   500,000   Massachusetts HEFA for Harvard Univ. Series Y, 3.75%,
             7/1/35 (a)..............................................            500,000
   700,000   Massachusetts IDR for Governor Dummer Academy, 4.00%,
             7/1/26 (a)..............................................            700,000
   765,000   Massachusetts IDR for Lower Mills, 4.10%, 12/1/20 (a)...            765,000
   300,000   Massachusetts Water Resource Authority, 4.00%, 4/1/28
             (a).....................................................            300,000
 1,500,000   Massachusetts Water Resource Authority Series B, 4.00%,
             8/1/37 (a)..............................................          1,500,000
   300,000   Massachusetts Water Resource Authority, Series D, 4.00%,
             11/1/26 (a).............................................            300,000
   900,000   Millis BAN, 5.25%, 1/31/01..............................            901,324
                                                                       -----------------
                                                                              18,030,226
                                                                       -----------------
             MICHIGAN--5.9%
   200,000   Cornell Township Economic Development Corp.
             Mead-Escanaba Paper Co., 4.05%, 11/1/16 (a).............            200,000
    50,000   Delta County EDC for Mead Escambia Paper, 4.25%, 12/1/23
             (a).....................................................             50,000
   100,000   Detroit Sewage Disposal Series B, 4.00%, 7/1/23 (a).....            100,000
    75,000   Detroit Water Supply System, 4.15%, 7/1/13 (a)..........             75,000
   665,000   Garden City HFAR for Garden City Hospital, 4.25%, 9/1/26
             (a).....................................................            665,000
    50,000   Grand Rapids Water Supply System, 4.00%, 1/1/20 (a).....             50,000
 1,150,000   Jackson County EDC for Thrifty Leoni Inc. Project,
             4.60%, 12/1/14 (a)......................................          1,150,000
  3,900,00   Michigan HFA for Fairlane Meadow, 4.20%, 12/1/07 (a)....          3,900,000

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (Unaudited) (Continued)

Principal                                                                   Value
  Amount     TAX-EXEMPT OBLIGATIONS--100.8% (Continued)                    (Note 1)
---------    ------------------------------------------                    --------
             MICHIGAN (continued)
$   20,000   Michigan HRB for Clemens Hospital 4.15%, 8/15/15 (a)....  $          20,000
 1,000,000   Michigan HAD for Single Family Mortgage Series A, 4.20%,
             12/1/16 (a).............................................          1,000,000
 3,720,000   Michigan Job Development Authority for Gordon Food
             Service Project 4.20%, 8/1/15 (a).......................          3,720,000
   900,000   Michigan Job Development Authority for Wyandotte Court,
             4.20%, 12/1/09 (a)......................................            900,000
    45,000   Michigan Strategic Food Ltd. 4.15%, 9/1/30 (a)..........             45,000
 1,145,000   Michigan Strategic Food Ltd. for Allen Group Inc.
             Project, 4.00%, 11/1/25 (a).............................          1,145,000
 5,000,000   Royal Oak HRB GOB for Beaumont Hospital Series D, 6.75%
             Prefunded 1/1/01 @ 102 (b)..............................          5,109,093
                                                                       -----------------
                                                                              18,129,093
                                                                       -----------------
             MINNESOTA--2.9%
 2,000,000   Cohasset for Minnesota Power & Light, 4.20%, 6/1/20
             (a).....................................................          2,000,000
 1,000,000   Duluth EDA for Miller-Dwan Medical Center Project,
             4.20%, 6/1/19 (a).......................................          1,000,000
 2,100,000   Mendota Heights Housing Mortgage, 4.30%, 11/1/31 (a)....          2,100,000
 2,200,000   Minneapolis St. Paul Airport, 4.25%, 2/7/01 (b).........          2,200,000
 1,425,000   Olmstead COP for Human Services Campus Infrastructure
             4.10%, 8/1/05 (a).......................................          1,425,000
                                                                       -----------------
                                                                               8,725,000
                                                                       -----------------
             MISSOURI--0.7%
 1,000,000   Independence DAR for Groves & Graceland, 4.20%, 11/1/27
             (a).....................................................          1,000,000
 1,150,000   Missouri HEFA for Christian Health Services, 4.05%,
             11/1/19 (a).............................................          1,150,000
                                                                       -----------------
                                                                               2,150,000
                                                                       -----------------
             NEBRASKA--0.7%
 2,000,000   Lancaster HRB for Emmanuel Health Systems Series A,
             4.25%, 7/1/30 (a).......................................          2,000,000
                                                                       -----------------
             NEVADA--0.5%
 1,515,000   Henderson HFA for Multifamily Pueblo, 4.35%, 8/1/26
             (a).....................................................          1,515,000
                                                                       -----------------
             NEW JERSEY--2.2%
 1,800,000   Bernard Township BAN, 5.15%, 5/18/01....................          1,803,157
   400,000   Essex County Improvement Authority, 3.90%,12/1/25 (a)...            400,000
   650,000   New Jersey EDA for Economic Growth, 4.10%, 8/1/14 (a)...            650,000
 1,600,000   New Jersey EDA for Volvo of America Corp., 4.895%,
             12/1/04 (a).............................................          1,600,000
   900,000   New Jersey EFA for College of New Jersey, Series A,
             3.90%, 7/1/29 (a).......................................            900,000
 1,200,000   New Jersey HCF for Hospital Capital Asset, 3.80%, 7/1/35
             (a).....................................................          1,200,000
   100,000   Port Authority of NY & NJ Special Obligation Bonds,
             4.10%, 5/1/19 (a).......................................            100,000
                                                                       -----------------
                                                                               6,653,157
                                                                       -----------------
             NEW MEXICO--0.6%
 1,700,000   Eddy Pollution Control for Imc Fertilizer Inc., 4.00%,
             2/1/03 (a)..............................................          1,700,000
                                                                       -----------------
             NEW YORK--12.5%
 3,505,000   Beacon BAN, 4.75%, 8/17/01..............................          3,511,889
 3,000,000   Burnt Hills-Ballston Lake School District TAN Series A,
             5.00%, 6/29/01..........................................          3,009,593
 3,675,000   Colonie BAN, 5.00%, 7/27/01.............................          3,688,422
 4,800,000   Eastchester School District TAN, 5.00%, 6/29/01.........          4,815,940

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (Unaudited) (Continued)

Principal                                                                   Value
  Amount     TAX-EXEMPT OBLIGATIONS--100.8% (Continued)                    (Note 1)
---------    ------------------------------------------                    --------
             NEW YORK (continued)
$1,771,000   Niagara-Wheatfield School District BAN, 5.00%,
             6/28/01.................................................  $       1,775,850
 1,000,000   New York City GO Series A7, 4.25%, 8/1/20 (a)...........          1,000,000
   800,000   New York City GO Series A7, 4.25%, 8/1/21 (a)...........            800,000
   400,000   New York City GO Series B3, 4.50%, 8/15/17 (a)..........            400,000
 1,500,000   New York City GO, Series E4, 4.25%, 8/1/21 (a)..........          1,500,000
 1,400,000   New York City GO, Series E4, 4.25%, 8/1/22 (a)..........          1,400,000
   600,000   New York City GO, Series E6, 4.25%, 8/1/19 (a)..........            600,000
   300,000   New York City Cultural Resources for The Jewish Museum,
             3.95%, 12/1/21 (a)......................................            300,000
   700,000   New York City Health & Hospital , 3.90%, 2/15/26 (a)....            700,000
 3,200,000   New York City Hsg Development Corp. for Multifamily
             Rent, 3.80%, 11/15/19 (a)...............................          3,200,000
 1,800,000   Pearl River School District TAN, 4.875%, 6/28/01........          1,804,382
 4,762,052   Plattsburg City School District BAN, 4.60%, 8/15/01.....          4,770,182
 3,000,000   Triborough Bridge & Tunnel Authority Series A, 4.00%,
             1/1/31 (a)..............................................          3,000,000
 2,000,000   Yorktown School District TAN, 5.00%, 6/29/01............          2,005,938
                                                                       -----------------
                                                                              38,282,196
                                                                       -----------------
             NORTH CAROLINA--1.8%
 3,100,000   Lee County PCR Dev-Trion Inc., 4.30%, 11/1/11 (a).......          3,100,000
 1,000,000   Lenoir Country PCR for Texasgulf, 4.475%, 12/1/03 (a)...          1,000,000
   800,000   North Carolina Elderly Facilities for Cardinal Gibbons,
             4.20%, 8/1/14 (a).......................................            800,000
   500,000   North Carolina Med Care Community Care for Stanley Total
             Living Center, 4.30%, 4/1/18 (a)........................            500,000
                                                                       -----------------
                                                                               5,400,000
                                                                       -----------------
             NORTH DAKOTA--0.4%
   100,000   Grand Forks HRB for United Hospital, 4.15%, 12/1/16
             (a).....................................................            100,000
 1,100,000   Minot DAR for Nash-Finch Co. Project, 4.55%, 12/1/02
             (a).....................................................          1,100,000
                                                                       -----------------
                                                                               1,200,000
                                                                       -----------------
             OHIO--6.7%
   300,000   Cincinnati & Hamilton County Port Authority, EDC for
             Kenwood Office Association, 4.50%, 9/1/25 (a)...........            300,000
   200,000   Columbus Electric Systems Revenue Bonds, 4.35%, 9/1/09
             (a).....................................................            200,000
   900,000   Cuyahoga EDA for The Cleveland Orchestra, 4.20%, 4/1/28
             (a).....................................................            900,000
 1,775,000   Cuyahoga HRB for Cleveland Clinic Foundation, 4.10%,
             1/1/26 (a)..............................................          1,775,000
   550,000   Cuyahoga HRB for Cleveland Clinic, Series A, 4.20%,
             1/1/16 (a)..............................................            550,000
 6,700,000   Cuyahoga HRB for University Hospital Cleveland, 4.057%,
             1/1/16 (a)..............................................          6,700,000
 1,000,000   Cuyahoga IDA for Allen Group, 3.95%, 12/1/15 (a)........          1,000,000
 3,850,000   Franklin HRB for US Health Corp. Series B, 4.15%,
             12/1/20 (a).............................................          3,850,000
   325,000   Hamilton HRB for Health Alliance Series A, 4.10%, 1/1/18
             (a).....................................................            325,000
   350,000   Indian Hill EDC for Cincinnati County Day School, 4.25%,
             5/1/19 (a)..............................................            350,000
   500,000   Lucas County HFR for Lutheran Homes Society Project,
             4.20%, 11/1/19 (a)......................................            500,000
   800,000   Ohio Air Quality DFA for Pollution Control Ohio Edison,
             4.25%, 6/1/23 (a).......................................            800,000
   600,000   Ohio Air Quality DFA for Pollution Control Toledo,
             4.25%, 4/1/24 (a).......................................            600,000
 1,470,000   Ohio Air Quality DFA for Timken, 4.15%, 6/1/01 (a)......          1,470,000
   600,000   Ohio WDA for Toledo Edison, 4.25%, 4/1/24 (a)...........            600,000

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (Unaudited) (Continued)

Principal                                                                   Value
  Amount     TAX-EXEMPT OBLIGATIONS--100.8% (Continued)                    (Note 1)
---------    ------------------------------------------                    --------
             OHIO (continued)
$   30,000   Ottawa Hospital Facilities Luther Home of Mercy Project,
             4.30%, 10/1/17 (a)......................................  $          30,000
   560,000   Sharonville IDA for Edgecomb Metals Inc., 4.20%, 11/1/09
             (a).....................................................            560,000
                                                                       -----------------
                                                                              20,510,000
                                                                       -----------------
             OKLAHOMA--0.3%
 1,000,000   Tulsa IDR for Park Chase Apartment, Series A-1, 4.15%,
             12/15/29 (a)............................................          1,000,000
                                                                       -----------------
             OREGON--0.2%
   500,000   Portland MFHR for South Park Block Project A, 4.15%,
             12/1/11 (a).............................................            500,000
                                                                       -----------------
             PENNSYLVANIA--11.7%
   200,000   Allegheny HDA for Allegheny General Hospital,
             4.40%,11/1/27 (a).......................................            200,000
   505,000   Allegheny HDA for Presbyterian Univ. Hospital, 4.20%,
             3/1/18 (a)..............................................            505,000
   600,000   Allegheny IDA Series C, 4.20%, 7/1/27 (a)...............            600,000
 2,015,000   Berks IDA for Visiting Nurse Assoc. Series A, 4.55%,
             12/1/15 (a).............................................          2,015,000
 3,130,000   Bucks IDAfor Edgcomb Metals Co., 4.20%, 10/1/09 (a).....          3,130,000
   600,000   Chartier Valley IDR for 1133 Penn. Ave. Assoc., Series
             A, 4.25%, 8/1/07 (a)....................................            600,000
 1,600,000   Clarion IDA for Special Development Revenue for
             Meritcare Project, Series A, 4.25%, 12/1/12 (a).........          1,600,000
   500,000   Conestoga Valley School District GO Series B, 7.10%
             prefunded 5/1/01 @ 100 (b)..............................            505,561
 1,840,000   Cumberland Series 2000, 4.24%, 5/1/20 (a)...............          1,840,000
 1,055,000   Dallastown Area School District , 4.20%, 2/1/18 (a).....          1,055,000
   200,000   Dauphin County General Authority Revenue Bonds, 4.20%,
             11/1/17 (a).............................................            200,000
   300,000   Delaware for Environmental Improvement for Sun Co.,
             4.20%, 11/1/33 (a)......................................            300,000
   300,000   Delaware Valley Finance Authority Rev. Bonds, Series B,
             4.15%, 12/1/20 (a)......................................            300,000
   350,000   Emmaus GO Local Government Revenue Bonds, 4.15%, 12/1/28
             (a).....................................................            350,000
   400,000   Emmaus GO Local Government Revenue Bonds, 4.25%, 3/1/24
             (a).....................................................            400,000
 1,000,000   Franklin IDA for Chambersburg Hospital, 4.22%, 12/1/24
             (a).....................................................          1,000,000
   300,000   Gettysburg IDA Dal Tile Corp., 4.25%, 3/1/04 (a)........            300,000
 2,000,000   Lancaster HRB for Bretheren Village, 4.20%, 6/15/20
             (a).....................................................          2,000,000
 2,800,000   Lancaster GO, 4.20%, 5/1/30 (a).........................          2,800,000
 1,930,000   Montgomery IDA for Girl Scouts, 4.30%, 2/1/25 (a).......          1,930,000
   300,000   Northeastern PA Hospital , 4.35%, 1/1/24 (a)............            300,000
 1,000,000   Pennsylvania DAR GO Series A, 7.00% prefunded 7/1/01 @
             102 (b).................................................          1,034,571
 1,640,000   Philadelphia MFHR for Harbor View Tower Project, 4.25%,
             11/1/27 (a).............................................          1,640,000
 5,200,000   Quakertown HRB for HPS Group, 4.30%, 7/1/05 (a).........          5,200,000
 2,000,000   Schuylkill Series 2000, 4.20%, 9/1/15 (a)...............          2,000,000
   880,000   Scranton-Lackawanna for University of Scranton Project,
             4.40%, 5/1/01 (b).......................................            880,000
   500,000   Washington Higher Education Pooled Equipment, 4.20%,
             11/1/05 (a).............................................            500,000
   100,000   York IDA for Philadelphia Electric Co., 4.20%, 8/1/16
             (a).....................................................            100,000
   500,000   York IDA for Public Service Electric & Gas Series A,
             4.10%, 9/1/20 (a).......................................            500,000
 1,900,000   York General Authority Pooled Financing, 4.15%, 9/1/26
             (a).....................................................          1,900,000
                                                                       -----------------
                                                                              35,685,132
                                                                       -----------------

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (Unaudited) (Continued)

Principal                                                                   Value
  Amount     TAX-EXEMPT OBLIGATIONS--100.8% (Continued)                    (Note 1)
---------    ------------------------------------------                    --------
             TENNESSEE--0.3%
$  290,000   Chattanooga IDA for Baylor School Project, 4.20%,
             11/1/16 (a).............................................  $         290,000
   765,000   Franklin HEFA for Franklin Health Care Center, 4.70%,
             6/1/05 (a)..............................................            765,000
                                                                       -----------------
                                                                               1,055,000
                                                                       -----------------
             TEXAS--5.5%
 1,010,000   Addison GO, 6.25%, 2/15/01 (b)..........................          1,014,043
 2,000,000   Guadalupe-Blanco IDA for The Boc Group Inc. Project,
             4.20%, 6/1/02 (a).......................................          2,000,000
 3,000,000   Harris TAN, 4.75%, 2/28/01..............................          3,003,652
 2,190,000   Houston Texas Water & Sewage System, 7.40% prefunded
             12/1/00 @ 102 (b).......................................          2,233,800
 1,600,000   Midlothian IDC PCR for Box-Crow Cement Project, 4.15%,
             12/1/09 (a).............................................          1,600,000
 5,000,000   North Central Texas HFDC for Methodist Hospital, 4.30%,
             12/8/20.................................................          5,000,000
 2,000,000   Texas TRAN, Series A, 5.25%, 8/31/01....................          2,014,047
                                                                       -----------------
                                                                              16,865,542
                                                                       -----------------
             VIRGINIA--6.2%
 1,585,000   Albemarle IDA for University Virginia, 4.15%, 10/1/22
             (a).....................................................          1,585,000
 1,840,000   Alexandria IDA for Pooled Loan Project, Series A, 4.20%,
             7/1/26 (a)..............................................          1,840,000
    40,000   Bristol IDA for Healthcare Center Inc., 4.70%, 3/1/10
             (a).....................................................             40,000
 1,770,000   Chesapeake IDA for Indl Dev-Ltd Assoc, 4.30%, 3/1/11
             (a).....................................................          1,770,000
 2,155,000   Clarke IDA for Winchester Medical Center, 4.15%, 1/1/30
             (a).....................................................          2,155,000
    85,000   Hampton MHR for Shoreline Apartments, 4.15%,12/1/19
             (a).....................................................             85,000
   840,000   Henrico IDA for Hermitage, 4.20%, 8/1/23 (a)............            840,000
 4,015,000   Loudoun IDA for Falcons Landing, 4.15%, 11/1/28 (a).....          4,015,000
   680,000   Lynchburg IDA HRB for VHA Mid Atlantic States Inc.,
             4.20%, 12/1/25 (a)......................................            680,000
   850,000   Newport News MHR for Newport -- Oxford Project, 4.50%,
             11/1/06 (a).............................................            850,000
 3,150,000   Norfolk IDA for Hospital Facilities-Children, 4.20%,
             6/1/20 (a)..............................................          3,150,000
 1,430,000   Peninsula Ports Authority, 4.25%, 7/1/16 (a)............          1,430,000
   565,000   Richmond IDA for Ninth & Cary Association, 4.20%, 9/1/10
             (a).....................................................            565,000
    30,000   Virginia College Building Authority EFA for University
             Richmond, 4.15%, 11/1/22 (a)............................             30,000
                                                                       -----------------
                                                                              19,035,000
                                                                       -----------------
             WASHINGTON--1.3%
 2,700,000   Port of Seattle IDC for Douglas Management Corp., 4.25%,
             12/1/05 (a).............................................          2,700,000
 1,360,000   Snohomish Washington Public Utilities, 4.10%, 1/1/25
             (a).....................................................          1,360,000
                                                                       -----------------
                                                                               4,060,000
                                                                       -----------------
             WISCONSIN--0.8%
 2,400,000   Wisconsin HFC for Franciscan Health Care, 4.15%, 1/1/16
             (a).....................................................          2,400,000
                                                                       -----------------

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (Unaudited) (Continued)

               Total Investments (Cost $307,579,595)...............     100.8% $307,579,595
               Liabilities, Less Other Assets......................      (0.8)   (2,459,089)
                                                                     --------  ------------
               Net Assets..........................................     100.0% $305,120,506
                                                                     ========  ============
               Net asset value, offering and redemption price per share,
               based on 305,120,506 shares of beneficial interest, $.001 par
               value outstanding.............................................         $1.00
                                                                               ============

-----------------

(a) The interest rates, as reported on November 30, 2000, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by letters of credit or other credit agreements.

                          SECURITY TYPE ABBREVIATIONS

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (Unaudited) (Continued)



BAN    --   Bond Anticipation Notes

IDA    --   Industrial Development Authority Revenue Bonds
COP    --   Certificate of Participation
IDC    --   Industrial Development Corporation Revenue Bonds
DAR    --   Development Authority Revenue Bonds
IDR    --   Industrial Development Agency Revenue Bonds
DFA    --   Development Finance Authority Revenue Bonds
PFA    --   Public Finance Authority
EDA    --   Economic Development Authority Revenue Bonds
MFH    --   Multi-family Housing Revenue Bonds
EDC    --   Economic Development Corporation
MTA    --   Metropolitan Transportation Authority
EFA    --   Educational Facilities Authority
PCR    --   Pollution Control Revenue Bonds
GO     --   General Obligation Bonds
RAW    --   Revenue Anticipation Warrants
HCF    --   Health Care Facility Financing Authority
STRB   --   Sales Tax Revenue Bonds
HEFA   --   Health & Education Facilities Authority
TAN    --   Tax Anticipation Notes
HDA    --   Housing Development Authority
TFA    --   Transportation Finance Authority Highway Revenue Bonds
HFA    --   Housing Finance Authority
TRAN   --   Tax & Revenue Anticipation Notes
HFAR   --   Health Facilities Authority Revenue Bonds
UFSD   --   Union Free School District
HFDC   --   Health Facilities Development Corp.
URAB   --   Urban Renewal Authority Bonds
HFR    --   Health Facilities Revenue Bonds
WDA    --   Water Development Authority
HRB    --   Hospital Revenue Bonds
WSR    --   Water & Sewer Revenue Bonds

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (Unaudited)

Interest Income (Note 1)..........................  $6,363,873
                                                    ---------

Expenses (Note 2)
  Comprehensive Management fee....................  1,206,011
  Servicing fee...................................    297,312
                                                    ---------
    Total Expenses................................  1,503,323

Net Investment Income, representing Net Increase
  in Net Assets from Investment Operations........  $4,860,550
                                                    =========

                       See notes to financial statements.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                      For the Six              Year Ended
                                     Months Ended               May 31,
                                     November 30,   --------------------------------
                                       2000 (a)          2000             1999
                                     -------------  ---------------  ---------------
Increase in Net Assets from Investment Operations:
  Net investment income............  $  4,860,550   $     7,438,679  $     8,590,706
                                     -------------  ---------------  ---------------

Dividends Paid to Shareholders From (Note 1):
  Net investment income............    (4,860,550)       (7,438,679)      (8,590,706)
                                     -------------  ---------------  ---------------

From Capital Share Transactions
  (at net asset value of $1.00 per share):
  Net proceeds from sale of
    shares.........................   622,613,027     1,476,564,219    1,500,543,145
  Dividends reinvested.............     4,860,550         7,438,679        8,590,706
  Cost of shares redeemed..........  (594,297,425)   (1,504,687,462)  (1,569,373,790)
                                     -------------  ---------------  ---------------
  Net increase (decrease) derived
    from capital share transactions
    and investment operations......    33,176,152       (20,684,564)     (60,239,939)

NET ASSETS:
  Beginning of year................   271,944,354       292,628,918      352,868,857
                                     -------------  ---------------  ---------------
  End of year......................  $305,120,506   $   271,944,354  $   292,628,918
                                     =============  ===============  ===============

-----------------

(a)  Unaudited

                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:
--------------------------------------------------------------------------------

     The Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. As of November 30, 2000, the Trust's authorized shares of beneficial interest are unlimited and divided into ten (10) series: Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. The financial statements and notes apply only to the Interstate Tax-Exempt Fund (the "Fund").

     B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of instrument, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's weighted average life to maturity.

     C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional shares.

(2)  Management Fee and Other Transactions with Affiliates:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser prior to June 26, 1999, RMCI received a management fee, calculated at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% of any excess over $2 billion of average daily net assets of the Fund.

     Effective June 26, 1999, the Fund entered into a new Investment Management agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to the Fund, except for a new comprehensive management fee. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Fund.

     For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of disinterested Trustees, for which the Fund pays its direct or allocated share.

     Distribution Assistance:
     ---------------------------------------------------------------------------

     Pursuant to a Plan of Distribution, the Trust may make assistance payments at an annual rate not to exceed .20% per annum of the average net asset value of the Fund's qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares. For the period ended November 30, 2000, the Fund paid $297,312 in distribution assistance.

(3)  Investment Concentration:
--------------------------------------------------------------------------------

     The Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 86% of the Fund's investments were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

(4)  Management's Use of Estimates:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  Composition of Net Assets:
--------------------------------------------------------------------------------

     At November 30, 2000, the Fund's net assets consisted of $305,121 par-value and $304,815,385 paid-in-capital.

(6)  Financial Highlights:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods indicated.

                           For the Six
                           Months Ended             For Fiscal Years Ended May 31,
                           November 30,  -----------------------------------------------------
                             2000 (a)      2000       1999       1998       1997       1996
                           ------------  ---------  ---------  ---------  ---------  ---------
Net asset value at
  beginning of period....    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                             --------    --------   --------   --------   --------   --------
Net investment income
  from investment
  operations.............      0.0162      0.0267     0.0272     0.0279     0.0256     0.0285
Less dividends from net
  investment income......     (0.0162)    (0.0267)   (0.0272)   (0.0279)    0.0256    (0.0285)
Net asset value at end of
  period.................    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                             --------    --------   --------   --------   --------   --------
Total Return.............     3.23%(a)      2.67%      2.42%      2.79%      2.56%      2.85%
                             ========    ========   ========   ========   ========   ========
Ratios/Supplemental Data
-------------------------
Net assets end of period
  (millions).............    $  305.1    $  271.9   $  292.6   $  352.9   $  306.2   $  292.1
Ratio of expenses to
  average net assets.....     1.00%(a)      1.00%      1.00%      0.97%      1.04%      1.04%
Ratio of net investment
  income to average net
  assets.................     3.23%(a)      2.60%      2.38%      2.75%      2.52%      2.80%

---------------

(a)  Unaudited

                                ---------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.

                                ---------------